Pension, Savings, and Other Employee Benefits	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Pension, Savings, and Other Employee Benefits
Pension, Savings, and Other Employee Benefits
Pension plan. FHN sponsors a noncontributory, qualified defined benefit pension plan to employees hired or re-hired on or before September 1, 2007. Pension benefits are based on years of service, average compensation near retirement or other termination, and estimated social security benefits at age 65. Benefits under the plan are “frozen” so that years of service and compensation changes after 2012 do not affect the benefit owed. Minimum contributions are based upon actuarially determined amounts necessary to fund the total benefit obligation. Decisions to contribute to the plan are based upon pension funding requirements under the Pension Protection Act, the maximum amount deductible under the Internal Revenue Code, the actual performance of plan assets, and trends in the regulatory environment. FHN contributed $165 million to the qualified pension plan in third quarter 2016. The contribution had no effect on FHN’s 2016 Consolidated Statements of Income. FHN did not make any contributions to the qualified pension plan in 2017 and made an insignificant contribution to the qualified pension plan in 2018. Management does not currently anticipate that FHN will make a contribution to the qualified pension plan in 2019.
FHN assumed two additional qualified pension plans in conjunction with the CBF acquisition. FHN conformed the actuarial assumptions used in measuring the acquired plans to those used for its qualified plan in the purchase accounting valuation. Both legacy CBF plans are frozen. At the closing of FHN's merger with CBF, those plans had an aggregate benefit obligation of $18.5 million and aggregate plan assets of $13.2 million. FHN contributed $5.1 million to these plans in December 2017. As of December 31, 2018 and 2017, the aggregate benefit obligation for the plans was $17.1 million and $18.7 million, respectively, and aggregate plan assets were $16.5 million and $18.6 million, respectively. Benefit payments, expense and actuarial gains/losses related to these plans were insignificant for 2018 and 2017. After the contribution, FHN re-allocated plan assets into fixed income investments (primarily Level 1 mutual funds) with durations similar to those for the projected benefit obligation. Additional funding amounts to these plans are dependent upon the potential settlement of the plans. Due to the insignificant financial statement impact, these two plans are not included in the disclosures that follow.
FHN also maintains non-qualified plans including a supplemental retirement plan that covers certain employees whose benefits under the qualified pension plan have been limited by tax rules. These other non-qualified plans are unfunded, and contributions to these plans cover all benefits paid under the non-qualified plans. Payments made under the non-qualified plans were $5.8 million for 2018. FHN anticipates making benefit payments under the non-qualified plans of $5.2 million in 2019.
Savings plan. FHN provides all qualifying full-time employees with the opportunity to participate in FHN's tax qualified 401(k) savings plan. The qualified plan allows employees to defer receipt of earned salary, up to tax law limits, on a tax-advantaged basis. Accounts, which are held in trust, may be invested in a wide range of mutual funds and in FHN common stock. Up to tax law limits, FHN provides a 100 percent match for the first 6 percent of salary deferred, with company matching contributions invested according to a participant’s current investment election. Through a non-qualified savings restoration plan, FHN provides a restorative benefit to certain highly-compensated employees who participate in the savings plan and whose contribution elections are capped by tax limitations.

FHN also provides “flexible dollars” to assist employees with the cost of annual benefits and/or allow the employee to contribute to his or her qualified savings plan account. These “flexible dollars” are pre-tax contributions and are based upon the employees’ years of service and qualified compensation. Contributions made by FHN through the flexible benefits plan and the company matches were $29.3 million for 2018, $23.0 million for 2017, and $21.6 million for 2016.
Other employee benefits. FHN provides postretirement life insurance benefits to certain employees and also provides postretirement medical insurance benefits to retirement-eligible employees. The postretirement medical plan is contributory with FHN contributing a fixed amount for certain participants. FHN’s postretirement benefits include certain prescription drug benefits.
Actuarial assumptions. FHN’s process for developing the long-term expected rate of return of pension plan assets is based on capital market exposure as the source of investment portfolio returns. Capital market exposure refers to the plan’s allocation of its assets to asset classes, which primarily represent fixed income investments. FHN also considers expectations for inflation, real interest rates, and various risk premiums based primarily on the historical risk premium for each asset class. The expected return is based upon a thirty year time horizon. Since the contribution made in 2016, the asset allocation strategy for the qualified pension plan utilizes fixed income instruments that more closely match the estimated duration of payment obligations. Consequently, FHN selected a 4.20 percent assumption for 2018 for the qualified defined benefit pension plan and a 2.15 percent assumption for postretirement medical plan assets dedicated to employees who retired prior to January 1, 1993. FHN selected a 5.95 percent assumption for 2018 for postretirement medical plan assets dedicated to employees who retired after January 1, 1993.
The discount rates for the three years ended 2018 for pension and other benefits were determined by using a hypothetical AA yield curve represented by a series of annualized individual discount rates from one-half to thirty years. The discount rates are selected based upon data specific to FHN’s plans and employee population. The bonds used to create the hypothetical yield curve were subjected to several requirements to ensure that the resulting rates were representative of the bonds that would be selected by management to fulfill the company’s funding obligations. In addition to the AA rating, only non-callable bonds were included. Each bond issue was required to have at least $300 million ($300 million in 2017 and $250 million in 2016) par outstanding so that each issue was sufficiently marketable. Finally, bonds more than two standard deviations from the average yield were removed. When selecting the discount rate, FHN matches the duration of high quality bonds with the duration of the obligations of the plan as of the measurement date. For all years presented, the measurement date of the benefit obligations and net periodic benefit costs was December 31.
The actuarial assumptions used in the defined benefit pension plans and other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2018	2017	2016	2018	2017	2016
Discount rate
Qualified pension	4.43%	3.76%	4.39%	3.75%	4.37%	4.69%
Nonqualified pension	4.26%	3.59%	4.07%	3.59%	4.07%	4.34%
Other nonqualified pension	3.83%	3.19%	3.39%	3.19%	3.39%	3.57%
Postretirement benefits	4.03% - 4.56%	3.37% - 3.87%	3.67% - 4.57%	3.35% - 3.87%	3.68% - 4.57%	3.84% - 4.87%
Expected long-term rate of return
Qualified pension/ postretirement benefits	N/A	N/A	N/A	4.20%	4.50%	6.00%
Postretirement benefit (retirees post January 1, 1993)	N/A	N/A	N/A	5.95%	6.00%	6.15%
Postretirement benefit (retirees prior to January 1, 1993)	N/A	N/A	N/A	2.15%	2.15%	2.10%

The rate of compensation increase previously had a significant effect on the actuarial assumptions used for the defined benefit pension plan. However, since the benefits in the pension plan are frozen, the rate of compensation increase has no effect upon qualified pension benefits.
FHN has one pension plan where participants' benefits are affected by interest crediting rates. The plan's projected benefit obligation as of December 31, 2018, 2017 and 2016 and interest crediting rates for the respective years are:

(Dollars in thousands)	2018	2017	2016
Projected benefit obligation	$16,947	$19,115	$22,196
Interest crediting rate	10.12%	9.28%	10.16%

The components of net periodic benefit cost for the plan years 2018, 2017 and 2016 are as follows:

(Dollars in thousands)	Total Pension Benefits			Other Benefits
	2018	2017	2016	2018	2017	2016
Components of net periodic benefit cost
Service cost	$41	$37	$39	$133	$107	$110
Interest cost	27,877	29,380	31,216	1,309	1,305	1,292
Expected return on plan assets	(32,897)	(36,015)	(39,123)	(1,074)	(947)	(913)
Amortization of unrecognized:
Prior service cost/(credit)	—	52	196	—	95	170
Actuarial (gain)/loss	12,102	9,521	8,141	(387)	(567)	(810)
Net periodic benefit cost	7,123	2,975	469	(19)	(7)	(151)
ASC 715 settlement expense	—	43	—	99	—	—
Total periodic benefit costs	$7,123	$3,018	$469	$80	$(7)	$(151)

The long-term expected rate of return is applied to the market-related value of plan assets in determining the expected return on plan assets. FHN determines the market-related value of plan assets using a calculated value that recognizes changes in the fair value of plan assets over five years, as permitted by GAAP.
FHN utilizes a spot rate approach which applies duration-specific rates from the full yield curve to estimated future benefit payments for the determination of interest cost.
The following tables set forth the plans’ benefit obligations and plan assets for 2018 and 2017:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation, beginning of year	$840,884	$804,542	$39,562	$35,403
Service cost	41	37	133	107
Interest cost	27,877	29,380	1,309	1,305
Actuarial (gain)/loss (a)	(68,724)	63,876	(3,648)	3,733
Actual benefits paid (b)	(34,769)	(56,951)	(2,182)	(986)
Benefit obligation, end of year	$765,309	$840,884	$35,174	$39,562
Change in plan assets
Fair value of plan assets, beginning of year	$811,244	$778,872	$18,753	$16,717
Actual return on plan assets	(49,470)	84,534	(928)	2,458
Employer contributions	3,948	4,789	1,789	564
Actual benefits paid – settlement payments	—	—	(2,182)	(986)
Actual benefits paid – other payments	(34,769)	(56,951)	—	—
Fair value of plan assets, end of year	$730,953	$811,244	$17,432	$18,753
Funded (unfunded) status of the plans	$(34,356)	$(29,640)	$(17,742)	$(20,809)
Amounts recognized in the Statements of Condition
Other assets	$1,911	$11,238	$14,356	$15,254
Other liabilities	(36,267)	(40,878)	(32,098)	(36,063)
Net asset/(liability) at end of year	$(34,356)	$(29,640)	$(17,742)	$(20,809)

(a)	Variances in the actuarial (gain)/loss are due to normal activity such as changes in discount rates, updates to participant demographic information and revisions to life expectancy assumptions.

(b)	2017 amounts are higher due to the settlements of certain terminated, vested participants in the qualified pension plan that occurred during the year.

The projected benefit obligation for unfunded plans are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands	2018	2017	2018	2017
Projected benefit obligation	$36,267	$40,878	$32,098	$36,063

The qualified pension plan was overfunded as of December 31, 2018 by $1.9 million. Because of the pension freeze as of the end of 2012, the pension benefit obligation and the accumulated benefit obligation are the same as of December 31, 2018 and 2017. The qualified pension plan was overfunded as of December 31, 2017 by $11.2 million. FHN's funded post retirement plan was also in an overfunded status as of December 31, 2018 and 2017.
Unrecognized actuarial gains and losses and unrecognized prior service costs and credits are recognized as a component of accumulated other comprehensive income. Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2018 and 2017 consist of:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2018	2017	2018	2017
Amounts recognized in accumulated other comprehensive income
Prior service cost/(credit)	$—	$—	$—	$—
Net actuarial (gain)/loss	387,058	385,517	(6,451)	(5,093)
Total	$387,058	$385,517	$(6,451)	$(5,093)

The pre-tax amounts recognized in other comprehensive income during 2018 and 2017 were as follows:

(Dollars in thousands)	Total Pension Benefits		Other Benefits
	2018	2017	2018	2017
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$13,643	$15,357	$(1,646)	$2,222
Items amortized during the measurement period:
Prior service credit/(cost)	—	(52)	—	(95)
Net actuarial gain/(loss)	(12,102)	(9,521)	288	567
Total recognized in other comprehensive income	$1,541	$5,784	$(1,358)	$2,694

FHN utilizes the minimum amortization method in determining the amount of actuarial gains or losses to include in plan expense. Under this approach, the net deferred actuarial gain or loss that exceeds a threshold is amortized over the average remaining service period of active plan participants. The threshold is measured as the greater of: 10 percent of a plan’s projected benefit obligation as of the beginning of the year or 10 percent of the market related value of plan assets as of the beginning of the year. FHN amortizes actuarial gains and losses using the estimated average remaining life expectancy of the remaining participants since all participants are considered inactive due to the freeze.
The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate:

(Dollars in thousands)	Pension Benefits	Other Benefits
2019	$38,642	$1,663
2020	40,904	1,717
2021	42,708	1,775
2022	43,480	1,836
2023	44,781	1,900
2024-2028	238,274	10,344

Plan assets. FHN’s overall investment goal is to create, over the life of the pension plan and retiree medical plan, an adequate pool of sufficiently liquid assets to support the qualified pension benefit obligations to participants, retirees, and beneficiaries, as well as to partially support the medical obligations to retirees and beneficiaries. Thus, the qualified pension plan and retiree medical plan seek to achieve a level of investment return consistent with changes in projected benefit obligations.
Qualified pension plan assets primarily consist of fixed income securities which include U.S. treasuries, corporate bonds of companies from diversified industries, municipal bonds, and foreign bonds. Fixed income investments generally have long durations consistent with the estimated pension liabilities of FHN. This duration-matching strategy is intended to hedge substantially all of the plan’s risk associated with future benefit payments. Retiree medical funds are kept in short-term investments, primarily money market funds and mutual funds. On December 31, 2018 and 2017, FHN did not have any significant concentrations of risk within the plan assets related to the pension plan or the retiree medical plan.
The fair value of FHN’s pension plan assets at December 31, 2018 and 2017, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 24 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

(Dollars in thousands)	December 31, 2018
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$13,855	$—	$—	$13,855
Fixed income securities:
U.S. treasuries	—	28,626	—	28,626
Corporate, municipal and foreign bonds	—	688,472	—	688,472
Total	$13,855	$717,098	$—	$730,953

(Dollars in thousands)	December 31, 2017
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$21,152	$—	$—	$21,152
Fixed income securities:
U.S. treasuries	—	27,173	—	27,173
Corporate, municipal and foreign bonds	—	762,919	—	762,919
Total	$21,152	$790,092	$—	$811,244

The Pension and Savings Investment Committees, comprised of senior managers within the organization, meet regularly to review asset performance and potential portfolio revisions. Adjustments to the qualified pension plan asset allocation primarily reflect changes in anticipated liquidity needs for plan benefits.
The fair value of FHN’s retiree medical plan assets at December 31, 2018 and 2017 by asset category are as follows:

(Dollars in thousands)	December 31, 2018
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$207	$—	$—	$207
Mutual funds:
Equity mutual funds	10,387	—	—	10,387
Fixed income mutual funds	6,838	—	—	6,838
Total	$17,432	$—	$—	$17,432

(Dollars in thousands)	December 31, 2017
	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$364	$—	$—	$364
Mutual funds:
Equity mutual funds	11,402	—	—	11,402
Fixed income mutual funds	6,987	—	—	6,987
Total	$18,753	$—	$—	$18,753